DERIVATIVE LIABILITIES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
DERIVATIVE LIABILITIES
Carrying amount at beginning of period	$ 7,592,744	$ 93,108,568
Issued Series C preferred shares	0	0	$ 46,238,850
Change in fair values	2,165,183	89,523,091	152,831,568
Settlement of Obligation (issuance of common shares)	0	(175,038,915)	(199,943,084)
Carrying amount at ending of period	9,757,927	7,592,744	93,108,568
Carrying amount at beginning of period	$ 7,592,744	$ 93,108,568	$ 93,981,234